Long-term Debt, Annual Maturities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Maturities of Long-Term Debt [Line Items]
2014	$ 12,800
2015	26,531
2016	19,732
2017	13,114
2018	26,867
Thereafter	53,954
Total	152,998	[1]	127,379	[1]
Parent Company [Member]
Maturities of Long-Term Debt [Line Items]
2014	8,535
2015	8,684
2016	15,734
2017	9,122
2018	7,937
Thereafter	31,569
Total	81,721		76,233
Parent Company [Member] | Long-Term Debt Parent [Member]
Maturities of Long-Term Debt [Line Items]
Total	$ 81,581		$ 76,233

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.